19. LEASING TRANSACTIONS (Details 3) R$ in Millions	12 Months Ended
Dec. 31, 2020 BRL (R$)
Nominal [member]
Disclosure of fair value measurement of assets [line items]
Consideration for the leasing	R$ 644
Potential PIS/Pasep and Cofins (9.25%)	55
Adjusted To Present Value [member]
Disclosure of fair value measurement of assets [line items]
Consideration for the leasing	227
Potential PIS/Pasep and Cofins (9.25%)	R$ 18